INVESTMENTS IN AFFILIATED COMPANIES (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 09, 2013	Mar. 15, 2012
Schedule of Cost-method Investments [Line Items]
Investment in Iluminage Beauty		$ 19,800	$ 20,130		$ 24,720
Changes in fair value of investment in affiliated company	[1]	330	4,590
Investment in Iluminage Beauty [Member]
Schedule of Cost-method Investments [Line Items]
Investment in Iluminage Beauty		19,800	$ 20,130		$ 24,720
Changes in fair value of investment in affiliated company		$ 330
Investment in Juvenis Ltd. (Juvenis) [Member]
Schedule of Cost-method Investments [Line Items]
Investment in Iluminage Beauty						$ 1,000

[1]	During 2014 and 2015, the Company recorded a loss in the amount of $4,590 and $330 respectively, due to changes in the fair value of its investment in Iluminage Beauty. Refer to Notes 4 and 1b3 for further details.